Matthews Asia Innovators Fund	September 30, 2022

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 100.3%

	Shares	Value

CHINA/HONG KONG: 57.3%
Meituan B Shares[b,c,d]	1,491,200	$31,339,743
Alibaba Group Holding, Ltd.[c]	2,938,200	29,321,293
Trip.com Group, Ltd.[c]	1,015,250	27,432,270
JD.com, Inc. A Shares	1,074,473	27,107,001
Tencent Holdings, Ltd.	692,900	23,403,611
H World Group, Ltd.	6,604,900	22,506,178
Pinduoduo, Inc. ADR[c]	284,909	17,829,605
AIA Group, Ltd.	2,084,000	17,351,191
China Resources Beer Holdings Co., Ltd.	2,430,000	16,856,261
KE Holdings, Inc. A Shares[c]	2,462,500	14,186,420
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	2,597,330	11,969,752
Shenzhen Inovance Technology Co., Ltd. A Shares	1,359,270	10,919,990
Kuaishou Technology[b,c,d]	1,698,500	10,894,433
Sungrow Power Supply Co., Ltd. A Shares	667,800	10,274,662
Alchip Technologies, Ltd.	354,000	9,567,320
Kanzhun, Ltd. ADR[c]	536,534	9,056,694
Silergy Corp.	603,000	7,864,296
XPeng, Inc. A Shares[c]	1,267,300	7,521,678
Bilibili, Inc. Class Zc	391,651	6,015,145
OPT Machine Vision Tech Co., Ltd. A Shares	254,090	5,586,970
Innovent Biologics, Inc.[b,c,d]	1,800,500	5,533,507
Wuxi Biologics Cayman, Inc.[b,c,d]	907,000	5,399,231
KE Holdings, Inc. ADR[c]	74,281	1,301,403
MicroTech Medical Hangzhou Co., Ltd. H Shares[b,c,d]	976,400	902,088

Total China/Hong Kong		330,140,742

INDIA: 24.5%
ICICI Bank, Ltd.	4,322,714	45,385,291
Bajaj Finance, Ltd.	250,307	22,364,443
HDFC Bank, Ltd.	1,136,668	19,693,339
IndusInd Bank, Ltd.	1,249,610	18,058,971
Reliance Industries, Ltd.	407,482	11,825,974
Zomato, Ltd.[c]	12,707,732	9,616,165
Dabur India, Ltd.	1,118,218	7,836,225
Asian Paints, Ltd.	164,040	6,706,222

Total India		141,486,630

SOUTH KOREA: 6.3%
Coupang, Inc.[c]	704,260	11,740,014
Samsung SDI Co., Ltd.	24,736	9,304,287
LG Chem Ltd.	22,463	8,294,133
SK Hynix, Inc.	121,719	6,962,354

Total South Korea		36,300,788

	Shares	Value

INDONESIA: 4.5%
PT Bank Mandiri Persero Tbk	18,128,800	$11,131,820
PT Bank Rakyat Indonesia Persero Tbk	32,132,700	9,404,363
PT Astra International Tbk	12,953,600	5,605,663

Total Indonesia		26,141,846

SINGAPORE: 4.0%
Sea, Ltd. ADR[c]	221,733	12,428,135
Grab Holdings, Ltd. Class Ac	4,040,657	10,626,928

Total Singapore		23,055,063

VIETNAM: 2.4%
Mobile World Investment Corp.	5,200,248	13,866,088

Total Vietnam		13,866,088

UNITED STATES: 1.3%
Legend Biotech Corp. ADR[c]	183,860	7,501,488

Total United States		7,501,488

TOTAL INVESTMENTS: 100.3%		578,492,645
(Cost $695,156,691)

LIABILITIES IN EXCESS OF CASH
AND OTHER ASSETS: (0.3%)		(1,886,436)

NET ASSETS: 100.0%		$576,606,209

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $54,069,002, which is 9.38% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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